GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.32%
$ 600,000	American Express Credit Account Master Trust Series 2017-7 Class A 2.35%, 05/15/2025	$ 618,933
	Capital One Multi-Asset Execution Trust
	Series 2016-A5 Class A5
500,000	1.66%, 06/17/2024	502,749
	Series 2019-A3 Class A3
250,000	2.06%, 08/15/2028	260,064
400,000	CarMax Auto Owner Trust Series 2020-2 Class A3 1.70%, 11/15/2024	406,432
355,000	Hyundai Auto Receivables Trust Series 2018-B Class A4 3.29%, 01/15/2025	365,642
537,000	Mercedes-Benz Auto Receivables Trust Series 2018-1 Class A4 3.15%, 10/15/2024	552,408
750,000	Toyota Auto Loan Extended Note Trust (a) Series 2019-1A Class A 2.56%, 11/25/2031	792,674
	Toyota Auto Receivables Owner Trust
	Series 2018-B Class A4
200,000	3.11%, 11/15/2023	205,423
	Series 2019-B Class A3
240,231	2.57%, 08/15/2023	243,664
250,000	Volkswagen Auto Loan Enhanced Trust Series 2018-2 Class A4 3.33%, 02/20/2025	258,337
434,450	World Omni Auto Receivables Trust Series 2019-B Class A3 2.59%, 07/15/2024	440,535
TOTAL ASSET-BACKED SECURITIES — 0.32% (Cost $4,574,905)		$4,646,861
CORPORATE BONDS AND NOTES
Basic Materials — 0.69%
500,000	BHP Billiton Finance USA Ltd 5.00%, 09/30/2043	646,710
500,000	Celanese US Holdings LLC 3.50%, 05/08/2024	536,124
650,000	Dow Chemical Co 4.80%, 11/30/2028	762,286
750,000	DuPont de Nemours Inc 4.49%, 11/15/2025	847,615
500,000	Eastman Chemical Co 4.65%, 10/15/2044	579,322
500,000	International Paper Co 4.35%, 08/15/2048	577,893
Principal Amount		Fair Value
Basic Materials — (continued)
$ 500,000	Linde Inc 3.20%, 01/30/2026	$ 544,246
1,000,000	LYB International Finance III LLC 3.38%, 10/01/2040	988,948
250,000	Mosaic Co 5.45%, 11/15/2033	300,105
500,000	Newmont Corp 2.80%, 10/01/2029	513,863
1,000,000	Nutrien Ltd 4.13%, 03/15/2035	1,103,039
500,000	Rio Tinto Finance USA Ltd 3.75%, 06/15/2025	548,650
500,000	Southern Copper Corp 5.25%, 11/08/2042	605,487
1,000,000	Steel Dynamics Inc 3.45%, 04/15/2030	1,067,533
250,000	Vale Overseas Ltd 6.88%, 11/21/2036	332,266
		9,954,087
Communications — 2.51%
1,000,000	Alphabet Inc 2.00%, 08/15/2026	1,041,119
	Amazon.com Inc
500,000	3.15%, 08/22/2027	547,086
1,000,000	2.50%, 06/03/2050	894,440
750,000	America Movil SAB de CV 2.88%, 05/07/2030	765,187
	AT&T Inc
2,000,000	2.75%, 06/01/2031	1,991,974
2,338,000	2.55%, 12/01/2033(a)	2,219,676
500,000	6.15%, 09/15/2034	642,191
1,000,000	3.30%, 02/01/2052	900,647
859,000	3.50%, 09/15/2053(a)	793,833
	Charter Communications Operating LLC / Charter Communications Operating Capital
500,000	4.91%, 07/23/2025	566,823
1,500,000	5.38%, 05/01/2047	1,741,203
	Comcast Corp
2,000,000	3.70%, 04/15/2024	2,184,256
3,000,000	3.40%, 07/15/2046	3,102,150
500,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	741,556
1,000,000	Discovery Communications LLC 5.20%, 09/20/2047	1,185,567
1,000,000	E*TRADE Financial Corp 3.80%, 08/24/2027	1,108,497
1,000,000	Fox Corp 5.48%, 01/25/2039	1,247,446
500,000	Rogers Communications Inc 4.10%, 10/01/2023	538,726
750,000	Time Warner Cable LLC 4.50%, 09/15/2042	801,607
1,500,000	T-Mobile USA Inc(a) 4.38%, 04/15/2040	1,666,590

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 500,000	TWDC Enterprises 18 Corp 4.13%, 12/01/2041	$ 571,843
	Verizon Communications Inc
1,000,000	0.80%, 03/20/2026(b) 1-yr. SOFR + 0.79%	1,005,786
1,500,000	2.63%, 08/15/2026	1,585,832
390,000	4.27%, 01/15/2036	440,811
2,250,000	3.85%, 11/01/2042	2,414,324
1,000,000	3.55%, 03/22/2051	998,597
1,000,000	ViacomCBS Inc 3.70%, 08/15/2024	1,084,244
1,000,000	Vodafone Group PLC 4.13%, 05/30/2025	1,118,153
	Walt Disney Co
1,000,000	2.65%, 01/13/2031	1,020,735
1,000,000	4.75%, 11/15/2046	1,251,609
		36,172,508
Consumer, Cyclical — 1.76%
1,000,000	American Honda Finance Corp 2.15%, 09/10/2024	1,042,386
500,000	Costco Wholesale Corp 1.75%, 04/20/2032	475,266
1,000,000	Daimler Finance North America LLC(a) 1.45%, 03/02/2026	991,279
1,000,000	Darden Restaurants Inc 4.55%, 02/15/2048	1,057,548
1,000,000	DR Horton Inc 1.40%, 10/15/2027	972,588
	General Motors Co
500,000	5.15%, 04/01/2038	572,541
1,000,000	5.20%, 04/01/2045	1,148,209
	General Motors Financial Co Inc
1,000,000	3.70%, 05/09/2023	1,053,254
1,000,000	2.75%, 06/20/2025	1,043,903
	Home Depot Inc
1,000,000	3.90%, 12/06/2028	1,145,347
1,000,000	3.30%, 04/15/2040	1,051,391
500,000	Las Vegas Sands Corp 3.50%, 08/18/2026	521,342
500,000	Lear Corp 5.25%, 05/15/2049	585,832
1,000,000	Lowe's Cos Inc 3.65%, 04/05/2029	1,094,596
	McDonald's Corp
1,000,000	3.35%, 04/01/2023	1,053,483
500,000	1.45%, 09/01/2025	504,780
1,000,000	NIKE Inc 2.85%, 03/27/2030	1,053,304
445,000	O'Reilly Automotive Inc 3.85%, 06/15/2023	472,824
500,000	PACCAR Financial Corp(c) 2.30%, 08/10/2022	513,358
567,000	Starbucks Corp 3.50%, 03/01/2028	614,420
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 1,000,000	Tapestry Inc 3.00%, 07/15/2022	$ 1,022,996
500,000	Target Corp 3.38%, 04/15/2029	546,563
750,000	TJX Cos Inc 3.50%, 04/15/2025	817,596
1,500,000	Toyota Motor Credit Corp 1.80%, 02/13/2025	1,541,124
1,250,000	Walgreens Boots Alliance Inc 3.45%, 06/01/2026	1,345,165
	Walmart Inc
1,000,000	3.40%, 06/26/2023	1,066,618
1,000,000	2.95%, 09/24/2049	984,610
1,000,000	Whirlpool Corp 3.70%, 05/01/2025	1,087,824
		25,380,147
Consumer, Non-Cyclical — 4.72%
	Abbott Laboratories
500,000	2.95%, 03/15/2025	535,247
500,000	1.40%, 06/30/2030	467,090
	AbbVie Inc
500,000	3.75%, 11/14/2023	538,535
2,250,000	2.60%, 11/21/2024	2,375,546
500,000	4.50%, 05/14/2035	587,091
1,000,000	4.88%, 11/14/2048	1,204,409
500,000	Aetna Inc 3.88%, 08/15/2047	523,401
1,000,000	Altria Group Inc 3.88%, 09/16/2046	970,257
500,000	AmerisourceBergen Corp 2.80%, 05/15/2030	509,736
	Amgen Inc
500,000	3.15%, 02/21/2040	496,118
1,392,000	2.77%, 09/01/2053(a)	1,230,941
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
1,000,000	3.65%, 02/01/2026	1,099,490
1,000,000	4.70%, 02/01/2036	1,171,469
500,000	4.90%, 02/01/2046	597,272
1,000,000	Anheuser-Busch InBev Worldwide Inc 3.75%, 07/15/2042	1,027,182
	Anthem Inc
500,000	3.35%, 12/01/2024	540,818
1,000,000	2.25%, 05/15/2030	984,166
1,000,000	AstraZeneca PLC 1.38%, 08/06/2030	917,223
500,000	BAT Capital Corp 4.39%, 08/15/2037	524,212
500,000	Becton Dickinson & Co 3.70%, 06/06/2027	551,509
500,000	Becton Dickinson and Co 4.67%, 06/06/2047	596,854
500,000	Biogen Inc 4.05%, 09/15/2025	555,482
1,000,000	Boston Scientific Corp 2.65%, 06/01/2030	1,009,276

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Bristol-Myers Squibb Co
$ 500,000	1.45%, 11/13/2030	$ 467,136
1,000,000	4.13%, 06/15/2039	1,163,129
500,000	4.35%, 11/15/2047	594,839
1,750,000	Cigna Corp 4.80%, 08/15/2038	2,091,596
	Coca-Cola Co
1,000,000	2.00%, 03/05/2031	977,412
1,000,000	2.60%, 06/01/2050	905,444
750,000	Conagra Brands Inc 4.60%, 11/01/2025	851,391
500,000	Constellation Brands Inc 5.25%, 11/15/2048	633,988
	CVS Health Corp
1,000,000	2.63%, 08/15/2024	1,055,212
750,000	1.30%, 08/21/2027	720,482
1,000,000	2.70%, 08/21/2040	920,922
1,752,144	CVS Pass Through Trust 6.04%, 12/10/2028	2,044,092
1,000,000	Diageo Capital PLC 3.88%, 05/18/2028	1,121,491
1,000,000	Eli Lilly and Co 2.25%, 05/15/2050	845,194
1,000,000	Estee Lauder Cos Inc 2.38%, 12/01/2029	1,012,267
1,000,000	General Mills Inc 4.20%, 04/17/2028	1,129,430
	Gilead Sciences Inc
1,000,000	1.20%, 10/01/2027	958,739
1,000,000	2.60%, 10/01/2040	918,921
500,000	GlaxoSmithKline Capital PLC 3.00%, 06/01/2024	534,315
500,000	Global Payments Inc 4.15%, 08/15/2049	545,586
2,000,000	HCA Inc 4.13%, 06/15/2029	2,216,370
1,000,000	Health Care Service Corp A Mutual Legal Reserve Co(a) 3.20%, 06/01/2050	946,075
1,000,000	Hershey Co 1.70%, 06/01/2030	955,349
500,000	Humana Inc 3.95%, 03/15/2027	557,569
1,000,000	Johnson & Johnson 3.40%, 01/15/2038	1,096,703
500,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	577,555
1,000,000	Kroger Co 2.20%, 05/01/2030	979,257
1,000,000	Magellan Health Inc 4.90%, 09/22/2024	1,072,500
357,000	McCormick & Co Inc 3.25%, 11/15/2025	385,658
72,000	Medtronic Inc 4.63%, 03/15/2045	90,797
	Merck & Co Inc
1,000,000	3.40%, 03/07/2029	1,104,137
500,000	1.45%, 06/24/2030	476,349
500,000	Molson Coors Beverage Co 4.20%, 07/15/2046	520,787
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 500,000	Moody's Corp 3.25%, 01/15/2028	$ 536,956
1,000,000	Novartis Capital Corp 2.20%, 08/14/2030	1,006,567
500,000	PayPal Holdings Inc 2.85%, 10/01/2029	520,917
	PepsiCo Inc
1,000,000	2.25%, 03/19/2025	1,053,065
1,000,000	3.45%, 10/06/2046	1,057,371
	Pfizer Inc
500,000	4.00%, 12/15/2036	574,564
1,000,000	2.55%, 05/28/2040	953,187
	Philip Morris International Inc
500,000	1.13%, 05/01/2023	507,303
500,000	4.13%, 03/04/2043	542,448
1,000,000	Procter & Gamble Co 1.20%, 10/29/2030	925,388
1,000,000	Regeneron Pharmaceuticals Inc 1.75%, 09/15/2030	924,823
1,000,000	Sysco Corp 3.25%, 07/15/2027	1,076,756
	Takeda Pharmaceutical Co Ltd
500,000	5.00%, 11/26/2028	591,734
1,000,000	2.05%, 03/31/2030	963,788
1,000,000	Unilever Capital Corp 3.50%, 03/22/2028	1,100,699
	UnitedHealth Group Inc
1,000,000	3.75%, 07/15/2025	1,107,499
500,000	3.50%, 08/15/2039	538,223
1,000,000	2.90%, 05/15/2050	957,615
500,000	Utah Acquisition Sub Inc 3.95%, 06/15/2026	550,745
1,000,000	Viatris Inc(a) 3.85%, 06/22/2040	1,023,361
1,028,000	Zimmer Biomet Holdings Inc 4.25%, 08/15/2035	1,068,881
1,000,000	Zoetis Inc 2.00%, 05/15/2030	963,564
		68,029,470
Energy — 2.15%
500,000	Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc 3.34%, 12/15/2027	535,373
1,000,000	BP Capital Markets America Inc 2.77%, 11/10/2050	872,027
1,000,000	BP Capital Markets PLC 3.81%, 02/10/2024	1,089,993
500,000	Canadian Natural Resources Ltd 2.95%, 01/15/2023	518,912
500,000	Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	571,809
	Chevron Corp
500,000	3.19%, 06/24/2023	527,028

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 500,000	2.98%, 05/11/2040	$ 495,091
1,000,000	Chevron USA Inc 3.85%, 01/15/2028	1,114,282
1,000,000	Cimarex Energy Co 3.90%, 05/15/2027	1,088,634
438,000	ConocoPhillips 5.90%, 10/15/2032	569,721
1,000,000	Diamondback Energy Inc 3.50%, 12/01/2029	1,037,849
700,000	Ecopetrol SA 4.13%, 01/16/2025	747,180
1,000,000	Energy Transfer Operating LP 5.15%, 03/15/2045	1,031,619
	Enterprise Products Operating LLC
1,000,000	2.80%, 01/31/2030	1,032,470
664,000	4.85%, 08/15/2042	761,604
200,000	EOG Resources Inc 2.63%, 03/15/2023	207,617
	Exxon Mobil Corp
500,000	2.99%, 03/19/2025	535,792
1,500,000	3.45%, 04/15/2051	1,514,778
500,000	Halliburton Co 5.00%, 11/15/2045	557,427
500,000	Husky Energy Inc 4.00%, 04/15/2024	533,609
	Kinder Morgan Energy Partners LP
1,000,000	3.45%, 02/15/2023	1,046,962
500,000	4.70%, 11/01/2042	538,080
500,000	Kinder Morgan Inc 2.00%, 02/15/2031	465,338
500,000	Magellan Midstream Partners LP 4.85%, 02/01/2049	546,508
500,000	Marathon Petroleum Corp 4.75%, 09/15/2044	554,572
	MPLX LP
1,000,000	4.25%, 12/01/2027	1,124,176
500,000	4.50%, 04/15/2038	546,223
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	620,073
500,000	Phillips 66 4.65%, 11/15/2034	572,603
1,000,000	Plains All American Pipeline LP / PAA Finance Corp 3.60%, 11/01/2024	1,064,021
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	1,097,079
	Shell International Finance BV
1,000,000	2.75%, 04/06/2030	1,032,746
500,000	4.13%, 05/11/2035	568,801
500,000	3.63%, 08/21/2042	538,094
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	1,075,422
500,000	Suncor Energy Inc 6.80%, 05/15/2038	685,002
Principal Amount		Fair Value
Energy — (continued)
$ 1,000,000	Total Capital International SA(c) 2.83%, 01/10/2030	$ 1,040,049
750,000	TransCanada PipeLines Ltd 3.75%, 10/16/2023	799,853
500,000	Valero Energy Corp 7.50%, 04/15/2032	673,814
1,000,000	Williams Cos Inc 3.75%, 06/15/2027	1,090,076
		31,022,307
Financial — 8.26%
1,000,000	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust(c) 3.88%, 01/23/2028	1,047,831
500,000	Air Lease Corp 2.88%, 01/15/2026	518,809
304,347	ALEX Alpha LLC 1.62%, 08/15/2024	309,940
	Alexandria Real Estate Equities Inc REIT
500,000	1.88%, 02/01/2033	454,601
500,000	3.00%, 05/18/2051	455,211
1,000,000	American Express Co 8.15%, 03/19/2038	1,500,739
1,000,000	American International Group Inc 3.40%, 06/30/2030	1,062,959
1,500,000	American Tower Corp REIT 3.80%, 08/15/2029	1,633,133
	Athene Global Funding(a)
1,000,000	2.95%, 11/12/2026	1,050,188
825,000	2.45%, 08/20/2027	834,819
476,000	AvalonBay Communities Inc REIT(c) 2.95%, 05/11/2026	509,809
1,000,000	Banco Santander SA 3.85%, 04/12/2023	1,063,381
	Bank of America Corp
1,000,000	3.30%, 01/11/2023	1,050,568
1,000,000	3.46%, 03/15/2025	1,073,770
1,000,000	3.95%, 04/21/2025	1,096,458
2,000,000	2.50%, 02/13/2031	1,981,586
500,000	6.11%, 01/29/2037	662,095
1,000,000	4.08%, 04/23/2040	1,107,499
1,000,000	2.68%, 06/19/2041	936,182
1,000,000	5.88%, 02/07/2042	1,368,007
1,000,000	Bank of Montreal 3.30%, 02/05/2024	1,072,631
1,000,000	Bank of New York Mellon Corp 3.65%, 02/04/2024	1,086,212
1,150,000	Bank of Nova Scotia 3.40%, 02/11/2024	1,237,735
2,000,000	Barclays PLC 3.65%, 03/16/2025	2,149,541

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Berkshire Hathaway Finance Corp 2.85%, 10/15/2050	$ 921,692
	BlackRock Inc
1,000,000	3.20%, 03/15/2027	1,097,149
1,000,000	3.25%, 04/30/2029	1,083,111
500,000	Boston Properties LP REIT 3.20%, 01/15/2025	534,632
500,000	Brixmor Operating Partnership LP REIT 3.85%, 02/01/2025	540,975
1,000,000	Camden Property Trust REIT 2.80%, 05/15/2030	1,025,819
1,000,000	Canadian Imperial Bank of Commerce 2.25%, 01/28/2025	1,037,019
1,000,000	Capital One Financial Corp 3.30%, 10/30/2024	1,078,152
1,000,000	Charles Schwab Corp 0.90%, 03/11/2026	987,052
	Citigroup Inc
2,000,000	3.40%, 05/01/2026	2,172,496
2,250,000	4.45%, 09/29/2027	2,539,320
1,000,000	3.52%, 10/27/2028	1,081,690
1,000,000	Cooperatieve Rabobank UA(a) 1.11%, 02/24/2027	976,841
500,000	Credit Suisse AG 3.63%, 09/09/2024	541,847
1,000,000	Credit Suisse Group AG 3.75%, 03/26/2025	1,077,496
1,000,000	Crown Castle International Corp REIT 2.25%, 01/15/2031	961,147
1,000,000	Equinix Inc REIT 3.20%, 11/18/2029	1,039,645
1,000,000	Essex Portfolio LP REIT 1.65%, 01/15/2031	907,442
1,000,000	Fidelity National Financial Inc 2.45%, 03/15/2031	967,039
1,000,000	GE Capital International Funding Co Unlimited Co 3.37%, 11/15/2025	1,084,295
	Goldman Sachs Group Inc
1,000,000	3.50%, 11/16/2026	1,083,852
1,000,000	1.43%, 03/09/2027	991,046
1,500,000	3.80%, 03/15/2030	1,652,131
1,000,000	6.25%, 02/01/2041	1,415,539
500,000	Healthcare Trust of America Holdings LP REIT 3.75%, 07/01/2027	553,375
	HSBC Holdings PLC
1,000,000	4.25%, 03/14/2024	1,088,355
1,500,000	3.90%, 05/25/2026	1,653,960
750,000	6.50%, 09/15/2037	997,964
1,000,000	Hudson Pacific Properties LP REIT 3.95%, 11/01/2027	1,071,778
1,000,000	ING Groep NV(a)(c) 1.40%, 07/01/2026	994,840
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Intercontinental Exchange Inc 3.10%, 09/15/2027	$ 1,082,286
1,000,000	Invesco Finance PLC 3.75%, 01/15/2026	1,097,962
	JPMorgan Chase & Co
2,600,000	3.88%, 09/10/2024	2,850,388
1,000,000	2.08%, 04/22/2026	1,027,065
2,000,000	3.63%, 12/01/2027	2,173,149
1,000,000	3.88%, 07/24/2038	1,109,699
1,000,000	5.50%, 10/15/2040	1,309,973
500,000	Korea Development Bank 0.50%, 10/27/2023	499,985
	Kreditanstalt fuer Wiederaufbau
4,000,000	2.00%, 10/04/2022	4,107,840
1,000,000	0.75%, 09/30/2030	908,240
1,000,000	Life Storage LP REIT 4.00%, 06/15/2029	1,083,282
1,500,000	Lloyds Banking Group PLC 3.75%, 01/11/2027	1,645,131
500,000	Marsh & McLennan Cos Inc 4.38%, 03/15/2029	573,263
500,000	Mastercard Inc 3.30%, 03/26/2027	549,603
1,000,000	Metropolitan Life Global Funding I(a) 0.95%, 07/02/2025	988,941
1,500,000	Mitsubishi UFJ Financial Group Inc 3.46%, 03/02/2023	1,581,632
1,000,000	Mizuho Financial Group Inc 1.98%, 09/08/2031	943,143
	Morgan Stanley
1,000,000	2.19%, 04/28/2026	1,033,232
574,000	3.13%, 07/27/2026	617,785
2,500,000	4.35%, 09/08/2026	2,824,638
1,500,000	1.79%, 02/13/2032	1,400,038
1,500,000	Natwest Group PLC 3.88%, 09/12/2023	1,608,566
1,000,000	Oesterreichische Kontrollbank AG(c) 0.38%, 09/17/2025	974,915
1,000,000	PNC Bank NA 2.70%, 11/01/2022	1,034,836
500,000	Protective Life Corp 8.45%, 10/15/2039	757,363
1,000,000	Prudential Financial Inc 3.00%, 03/10/2040	987,577
1,000,000	Raymond James Financial Inc 3.75%, 04/01/2051	1,034,727
500,000	Realty Income Corp REIT 3.65%, 01/15/2028	546,305
1,000,000	Royal Bank of Canada(c) 1.15%, 06/10/2025	999,484
1,000,000	Simon Property Group LP REIT 2.45%, 09/13/2029	989,948
	State Street Corp
1,000,000	3.10%, 05/15/2023	1,054,682

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	2.20%, 03/03/2031	$ 974,547
	Sumitomo Mitsui Financial Group Inc
1,000,000	3.10%, 01/17/2023	1,046,478
1,000,000	1.47%, 07/08/2025	1,000,439
1,000,000	Sumitomo Mitsui Trust Bank Ltd(a) 0.85%, 03/25/2024	998,754
250,000	Susa Partnership LP 7.50%, 12/01/2027	314,072
1,000,000	Svenska Handelsbanken AB(a) 0.63%, 06/30/2023	1,003,489
1,000,000	Toronto-Dominion Bank 3.25%, 03/11/2024	1,075,612
500,000	Travelers Cos Inc 6.25%, 06/15/2037	702,211
1,000,000	Truist Bank 3.20%, 04/01/2024	1,071,935
1,000,000	Truist Financial Corp 1.95%, 06/05/2030	967,675
500,000	UDR Inc REIT 2.10%, 06/15/2033	460,791
1,000,000	US Bancorp 3.10%, 04/27/2026	1,072,959
500,000	US Bank NA 1.95%, 01/09/2023	513,528
500,000	Ventas Realty LP REIT 3.25%, 10/15/2026	539,117
500,000	VEREIT Operating Partnership LP REIT 3.95%, 08/15/2027	548,666
1,000,000	Visa Inc 3.15%, 12/14/2025	1,090,700
	Wells Fargo & Co
1,500,000	3.55%, 09/29/2025	1,635,000
2,500,000	3.00%, 04/22/2026	2,671,532
750,000	4.30%, 07/22/2027	847,724
1,000,000	4.40%, 06/14/2046	1,114,051
500,000	Welltower Inc REIT 4.00%, 06/01/2025	549,642
1,000,000	Westpac Banking Corp 2.89%, 02/04/2030	1,030,010
		119,046,013
Industrial — 2.57%
	3M Co
500,000	2.00%, 02/14/2025	519,484
500,000	4.00%, 09/14/2048	573,980
500,000	Agilent Technologies Inc 2.30%, 03/12/2031	486,866
1,000,000	Arrow Electronics Inc 3.25%, 09/08/2024	1,068,593
	Boeing Co
2,000,000	2.95%, 02/01/2030	1,994,434
1,000,000	5.71%, 05/01/2040	1,223,726
Principal Amount		Fair Value
Industrial — (continued)
$ 213,268	Burlington Northern and Santa Fe Railway Co Pass Through Trust Series 2005-4 4.97%, 04/01/2023	$ 220,275
500,000	Burlington Northern Santa Fe LLC 5.15%, 09/01/2043	642,999
1,000,000	Canadian National Railway Co 3.50%, 11/15/2042	1,025,712
500,000	Carrier Global Corp 3.38%, 04/05/2040	499,015
1,000,000	Caterpillar Financial Services Corp 2.15%, 11/08/2024	1,046,523
500,000	Caterpillar Inc 5.20%, 05/27/2041	647,003
	CSX Corp
250,000	4.25%, 03/15/2029	283,931
750,000	4.75%, 05/30/2042	904,873
1,000,000	FedEx Corp 4.10%, 02/01/2045	1,081,359
500,000	General Dynamics Corp 4.25%, 04/01/2040	588,573
	General Electric Co
1,000,000	3.45%, 05/01/2027	1,085,954
1,000,000	4.13%, 10/09/2042	1,072,266
500,000	Holcim Capital Corp Ltd(a) 6.50%, 09/12/2043	697,708
500,000	Honeywell International Inc 2.70%, 08/15/2029	521,283
1,000,000	JB Hunt Transport Services Inc 3.88%, 03/01/2026	1,104,431
1,000,000	John Deere Capital Corp 1.75%, 03/09/2027	1,009,872
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	1,049,000
500,000	Lockheed Martin Corp 4.09%, 09/15/2052	586,638
1,000,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	1,018,434
1,000,000	Norfolk Southern Corp 3.05%, 05/15/2050	948,287
1,000,000	Northrop Grumman Corp 3.25%, 01/15/2028	1,072,740
1,000,000	Otis Worldwide Corp 2.29%, 04/05/2027	1,025,378
500,000	Packaging Corp of America 4.50%, 11/01/2023	544,561
500,000	Parker-Hannifin Corp 4.20%, 11/21/2034	566,144
	Raytheon Technologies Corp
500,000	3.20%, 03/15/2024	534,361
1,000,000	3.75%, 11/01/2046	1,065,839
500,000	4.35%, 04/15/2047	569,397
500,000	Rockwell Automation Inc 2.88%, 03/01/2025	529,905

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 500,000	Siemens Financieringsmaatschappij NV(a) 4.40%, 05/27/2045	$ 595,920
500,000	Smiths Group PLC(a) 3.63%, 10/12/2022	521,450
1,000,000	Stanley Black & Decker Inc 2.30%, 03/15/2030	1,004,827
1,000,000	Textron Inc 3.90%, 09/17/2029	1,082,395
1,000,000	Trimble Inc 4.15%, 06/15/2023	1,067,877
	Union Pacific Corp
250,000	2.15%, 02/05/2027	256,779
500,000	3.60%, 09/15/2037	533,761
500,000	3.80%, 10/01/2051	536,783
	Union Pacific Railroad Co Pass Through Trust
	Series 2006
406,439	5.87%, 07/02/2030	478,366
	Series 2007-3
188,903	6.18%, 01/02/2031	218,682
	United Parcel Service Inc
500,000	2.40%, 11/15/2026	532,124
500,000	3.05%, 11/15/2027	546,358
500,000	Vulcan Materials Co 3.90%, 04/01/2027	560,889
1,000,000	Waste Management Inc 1.50%, 03/15/2031	924,488
250,000	WRKCo Inc 3.90%, 06/01/2028	274,966
		36,945,209
Technology — 2.07%
1,000,000	Activision Blizzard Inc 1.35%, 09/15/2030	903,389
500,000	Adobe Inc 2.30%, 02/01/2030	505,652
	Apple Inc
1,000,000	2.75%, 01/13/2025	1,064,186
1,500,000	3.00%, 11/13/2027	1,626,189
1,000,000	1.20%, 02/08/2028	962,920
1,000,000	3.85%, 05/04/2043	1,131,006
1,000,000	2.40%, 08/20/2050	861,358
1,000,000	Applied Materials Inc 1.75%, 06/01/2030	962,834
	Broadcom Inc
1,000,000	4.15%, 11/15/2030	1,079,360
2,000,000	3.42%, 04/15/2033	2,128,025
1,000,000	Dell International LLC / EMC Corp(a) 4.00%, 07/15/2024	1,085,217
1,000,000	Fidelity National Information Services Inc 3.10%, 03/01/2041	982,292
1,000,000	Fiserv Inc 4.20%, 10/01/2028	1,126,831
500,000	Hewlett Packard Enterprise Co 1.45%, 04/01/2024	508,196
Principal Amount		Fair Value
Technology — (continued)
	Intel Corp
$ 1,000,000	3.40%, 03/25/2025(c)	$ 1,088,225
1,000,000	4.10%, 05/19/2046	1,133,582
	International Business Machines Corp
1,000,000	3.00%, 05/15/2024	1,072,247
1,000,000	4.00%, 06/20/2042	1,124,776
	Microsoft Corp
953,000	3.45%, 08/08/2036	1,056,180
2,047,000	2.92%, 03/17/2052	2,016,402
	Oracle Corp
1,500,000	3.40%, 07/08/2024	1,611,683
800,000	2.50%, 04/01/2025	840,574
1,500,000	3.85%, 07/15/2036	1,595,292
1,000,000	3.65%, 03/25/2041	1,011,933
1,000,000	QUALCOMM Inc(c) 3.25%, 05/20/2050	1,014,785
350,000	Roper Technologies Inc 1.00%, 09/15/2025	344,007
1,000,000	Texas Instruments Inc 1.75%, 05/04/2030	961,878
		29,799,019
Utilities — 2.20%
1,000,000	AEP Texas Inc 2.10%, 07/01/2030	961,984
1,000,000	American Water Capital Corp 3.75%, 09/01/2047	1,066,479
1,000,000	Appalachian Power Co 3.70%, 05/01/2050	1,011,954
1,000,000	Baltimore Gas and Electric Co 4.25%, 09/15/2048	1,159,970
500,000	Berkshire Hathaway Energy Co 3.70%, 07/15/2030	554,040
1,000,000	Black Hills Corp 3.88%, 10/15/2049	1,003,180
500,000	Boston Gas Co(a) 3.15%, 08/01/2027	532,443
1,000,000	CenterPoint Energy Houston Electric LLC(c) 2.35%, 04/01/2031	1,000,290
1,000,000	Consolidated Edison Co of New York Inc 3.13%, 11/15/2027	1,076,765
500,000	Dominion Energy Inc 3.38%, 04/01/2030	532,360
1,000,000	DTE Electric Co 3.75%, 08/15/2047	1,077,328
1,000,000	DTE Energy Co 2.60%, 06/15/2022	1,023,623
1,000,000	Duke Energy Carolinas LLC 2.45%, 02/01/2030	1,006,547
250,000	Duke Energy Corp 3.75%, 09/01/2046	251,419
	Duke Energy Florida LLC
1,000,000	1.75%, 06/15/2030	945,782
500,000	5.65%, 04/01/2040	664,973

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 631,668	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	$ 647,980
1,000,000	Entergy Corp 0.90%, 09/15/2025	976,513
1,000,000	Entergy Louisiana LLC 3.30%, 12/01/2022	1,038,966
1,000,000	Eversource Energy 3.45%, 01/15/2050	993,405
1,000,000	Exelon Generation Co LLC 3.25%, 06/01/2025	1,067,655
500,000	Florida Power & Light Co 3.15%, 10/01/2049	503,207
1,000,000	Georgia Power Co 3.25%, 03/15/2051	954,612
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	613,741
500,000	Louisville Gas and Electric Co 5.13%, 11/15/2040	603,618
1,000,000	NextEra Energy Capital Holdings Inc 2.75%, 05/01/2025	1,056,744
1,000,000	NiSource Inc 2.95%, 09/01/2029	1,029,322
1,000,000	Northern States Power Co 4.00%, 08/15/2045	1,123,341
500,000	PacifiCorp 4.15%, 02/15/2050	565,007
1,000,000	Public Service Electric and Gas Co 4.05%, 05/01/2045	1,111,700
1,000,000	Public Service Enterprise Group Inc 2.88%, 06/15/2024	1,059,432
1,000,000	Southern California Edison Co 3.40%, 06/01/2023	1,058,526
	Southern Co
500,000	3.70%, 04/30/2030	540,254
500,000	4.40%, 07/01/2046	556,792
500,000	Union Electric Co 8.45%, 03/15/2039	835,698
500,000	Virginia Electric and Power Co 3.80%, 09/15/2047	543,324
1,000,000	WEC Energy Group Inc 0.80%, 03/15/2024	999,727
		31,748,701
TOTAL CORPORATE BONDS AND NOTES — 26.93% (Cost $374,683,510)		$388,097,461
FOREIGN GOVERNMENT BONDS AND NOTES
1,000,000	African Development Bank 2.13%, 11/16/2022	1,030,743
	Asian Development Bank
1,500,000	2.63%, 01/30/2024	1,593,574
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,500,000	5.82%, 06/16/2028	$ 1,929,011
2,000,000	Chile Government International Bond 3.50%, 01/25/2050	2,033,900
	Colombia Government International Bond
500,000	4.50%, 03/15/2029	545,380
1,000,000	5.00%, 06/15/2045	1,065,410
1,000,000	European Bank for Reconstruction & Development(c) 0.50%, 11/25/2025	979,718
	European Investment Bank
2,500,000	2.63%, 03/15/2024	2,660,998
2,000,000	0.63%, 07/25/2025	1,979,649
1,000,000	Export Development Canada 2.63%, 02/21/2024	1,062,482
1,000,000	Export-Import Bank of Korea 2.63%, 05/26/2026	1,068,654
1,000,000	Indonesia Government International Bond 3.50%, 01/11/2028	1,071,340
	Inter-American Development Bank
2,500,000	1.75%, 04/14/2022	2,539,784
1,000,000	0.63%, 07/15/2025	990,548
	International Bank for Reconstruction & Development
1,500,000	7.63%, 01/19/2023(c)	1,698,147
1,000,000	0.63%, 04/22/2025	996,170
1,000,000	0.75%, 11/24/2027	957,266
500,000	0.75%, 08/26/2030	453,996
1,000,000	1.25%, 02/10/2031	946,637
400,000	International Finance Corp 0.38%, 07/16/2025	391,814
1,000,000	Israel Government International Bond 3.25%, 01/17/2028	1,102,500
2,500,000	Japan Bank for International Cooperation 2.25%, 11/04/2026	2,626,777
	Mexico Government International Bond
1,000,000	4.75%, 04/27/2032	1,113,500
1,750,000	4.60%, 01/23/2046	1,788,535
1,000,000	3.77%, 05/24/2061	884,250
1,000,000	Nordic Investment Bank 0.50%, 01/21/2026	977,376
1,000,000	Panama Government International Bond 3.16%, 01/23/2030	1,040,280
1,000,000	Panama Notas del Tesoro 3.75%, 04/17/2026	1,072,400
	Peruvian Government International Bond
1,000,000	2.84%, 06/20/2030	1,014,210
1,000,000	3.55%, 03/10/2051	973,500
	Philippine Government International Bond
500,000	5.50%, 03/30/2026	602,182

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,000,000	3.00%, 02/01/2028	$ 1,058,419
500,000	2.95%, 05/05/2045	467,214
1,000,000	Province of Alberta Canada(a) 2.05%, 08/17/2026	1,039,335
1,000,000	Province of British Columbia Canada 1.30%, 01/29/2031	940,761
2,000,000	Province of Manitoba Canada 2.13%, 06/22/2026	2,093,600
	Province of Ontario Canada
1,000,000	0.63%, 01/21/2026(c)	978,262
1,000,000	2.00%, 10/02/2029	1,007,703
1,000,000	1.13%, 10/07/2030(c)	921,970
	Province of Quebec Canada
1,000,000	2.75%, 04/12/2027	1,078,872
1,000,000	1.35%, 05/28/2030(c)	950,604
500,000	Republic of Italy Government International Bond 2.38%, 10/17/2024	521,730
1,000,000	Republic of Poland Government International Bond 3.25%, 04/06/2026	1,106,100
1,000,000	Svensk Exportkredit AB 0.63%, 05/14/2025	992,223
	Uruguay Government International Bond
500,000	4.38%, 01/23/2031	579,920
500,000	4.98%, 04/20/2055	612,665
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.72% (Cost $52,932,981)		$53,540,109
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.22%
	BANK
	Series 2017-BNK7 Class A5
500,000	3.44%, 09/15/2060	545,364
	Series 2018-BN10 Class A5
300,000	3.69%, 02/15/2061	330,229
1,000,000	CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4 3.57%, 06/15/2050	1,080,717
3,500,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 Class A4 3.76%, 06/10/2048	3,831,584
543,086	COMM Mortgage Trust Series 2013-CR8 Class A4 3.33%, 06/10/2046	569,168
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,000,000	GS Mortgage Securities Trust Series 2019-GC42 Class A4 3.00%, 09/01/2052	$ 1,053,163
2,500,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class A4 4.00%, 04/15/2047	2,701,590
	Wells Fargo Commercial Mortgage Trust
	Series 2015-LC22 Class A4
3,900,000	3.84%, 09/15/2058	4,298,371
	Series 2016-BNK1 Class ASB
500,000	2.51%, 08/15/2049	522,453
	Series 2020-C55 Class A5
2,000,000	2.73%, 02/15/2053	2,061,322
499,797	WFRBS Commercial Mortgage Trust Series 2014-C21 Class A4 3.41%, 08/15/2047	527,568
		17,521,529
U.S. Government Agency — 28.30%
	Federal Home Loan Mortgage Corp
291,444	4.00%, 05/01/2026	310,445
87,055	3.50%, 08/01/2026	92,907
230,718	3.00%, 01/01/2027	244,030
5,332	7.50%, 05/01/2027	5,968
563,119	2.50%, 11/01/2028	587,937
1,081,884	3.00%, 02/01/2029	1,150,047
10,623	6.50%, 04/01/2029	11,929
1,297,192	2.50%, 02/01/2030	1,359,746
1,477	7.50%, 08/01/2030	1,744
2,440,504	2.50%, 12/01/2031	2,540,480
400,771	2.50%, 02/01/2032	420,361
274,639	3.50%, 04/01/2032	293,913
75,757	6.50%, 11/01/2032	85,064
602,814	2.50%, 12/01/2032	627,333
268,202	3.50%, 05/01/2033	286,941
314,120	3.50%, 06/01/2033	339,567
571,931	4.00%, 07/01/2033	618,815
347,450	3.50%, 03/01/2034	370,326
460,545	4.00%, 06/01/2034	505,248
560,088	3.50%, 09/01/2034	596,863
606,224	2.00%, 10/01/2034	622,680
297,873	2.50%, 02/01/2035	309,859
542,226	2.50%, 03/01/2035	564,031
2,117,614	2.00%, 07/01/2035	2,178,009
815,827	3.00%, 07/01/2035	862,056
691,029	2.00%, 10/01/2035	709,787
2,272,400	1.50%, 12/01/2035	2,284,780
242,192	2.00%, 12/01/2035	248,766
391,009	2.00%, 01/01/2036	401,623
695,816	2.00%, 03/01/2036	717,965
17,138	6.00%, 03/01/2036	20,476

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 13,900	6.00%, 04/01/2036	$ 16,618
66,130	5.00%, 06/01/2036	76,923
1,141,620	3.00%, 09/01/2036	1,200,770
125,436	5.50%, 10/01/2037	147,427
13,812	5.50%, 11/01/2037	15,559
11,465	5.50%, 12/01/2037	12,803
288,742	3.50%, 10/01/2038	306,290
121,987	5.00%, 12/01/2039	142,012
285,459	5.00%, 02/01/2040	330,711
216,536	5.00%, 05/01/2040	250,249
417,565	2.50%, 07/01/2040	430,943
439,649	2.00%, 08/01/2040	444,820
525,072	2.50%, 08/01/2040	543,827
128,802	5.00%, 08/01/2040	149,941
488,850	1.50%, 11/01/2040	482,061
685,823	2.00%, 12/01/2040	691,740
528,362	4.00%, 01/01/2041	582,409
1,102,881	4.00%, 02/01/2041	1,221,104
398,468	2.00%, 03/01/2041	403,904
191,051	4.00%, 04/01/2041	211,525
343,531	4.00%, 03/01/2042	380,399
534,355	3.50%, 11/01/2042	579,565
466,448	3.50%, 05/01/2043	507,235
721,257	4.00%, 11/01/2043	798,801
299,252	4.50%, 11/01/2043	335,367
1,200,437	3.50%, 11/01/2044	1,290,503
1,921,521	3.00%, 04/01/2045	2,028,697
1,091,093	3.00%, 08/01/2045	1,156,543
749,572	3.50%, 10/01/2045	804,690
557,352	3.50%, 04/01/2046	595,483
1,337,206	3.00%, 11/01/2046	1,393,670
4,414,047	3.00%, 02/01/2047	4,668,947
707,337	2.50%, 03/01/2047	729,168
1,030,360	3.50%, 11/01/2047	1,093,406
1,763,126	3.50%, 08/01/2048	1,894,357
481,498	4.00%, 08/01/2048	520,169
387,792	4.00%, 09/01/2048	415,896
197,854	4.00%, 01/01/2049	212,192
2,626,001	3.50%, 05/01/2049	2,833,623
576,855	3.50%, 06/01/2049	608,472
573,353	4.50%, 08/01/2049	636,527
247,785	5.00%, 08/01/2049	274,266
617,564	3.00%, 09/01/2049	646,765
591,960	3.50%, 09/01/2049	624,711
1,197,747	4.00%, 09/01/2049	1,283,375
1,250,963	2.50%, 10/01/2049	1,284,895
598,498	3.00%, 10/01/2049	624,559
1,127,816	3.50%, 10/01/2049	1,190,089
454,900	4.00%, 10/01/2049	487,504
2,205,542	4.50%, 11/01/2049	2,429,174
3,738,485	3.50%, 12/01/2049	4,006,121
2,701,742	3.00%, 02/01/2050	2,850,434
2,878,635	4.00%, 02/01/2050	3,096,645
240,057	3.00%, 03/01/2050	252,515
538,964	5.00%, 03/01/2050	596,495
634,288	3.00%, 04/01/2050	661,737
1,147,007	3.50%, 04/01/2050	1,230,349
2,567,018	2.50%, 05/01/2050	2,636,649
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,307,385	4.00%, 05/01/2050	$ 1,435,039
3,449,755	2.50%, 07/01/2050	3,543,329
272,811	4.00%, 07/01/2050	292,888
2,241,972	4.50%, 07/01/2050	2,444,748
1,771,843	2.00%, 08/01/2050	1,770,457
5,954,632	3.00%, 08/01/2050	6,221,638
7,403,875	2.00%, 09/01/2050	7,395,054
4,262,535	2.50%, 09/01/2050	4,378,156
943,412	3.00%, 09/01/2050	1,001,992
420,466	3.50%, 09/01/2050	443,943
297,664	4.00%, 09/01/2050	319,287
1,537,569	2.50%, 10/01/2050	1,579,275
8,865,924	2.00%, 11/01/2050	8,857,273
2,308,740	1.50%, 12/01/2050	2,232,345
3,311,413	2.00%, 01/01/2051	3,320,745
836,479	2.50%, 01/01/2051	859,168
1,994,572	1.50%, 03/01/2051	1,928,471
3,491,559	2.00%, 03/01/2051	3,487,397
1,000,000	1.50%, 04/01/2051	966,860
750,000	2.50%, 04/01/2051	770,344
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K052 Class A2
1,000,000	3.15%, 11/25/2025	1,089,787
	Series K061 Class A2
1,882,000	3.35%, 11/25/2026(d)	2,085,152
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,212,125
	Series K077 Class A2
1,750,000	3.85%, 05/25/2028(d)	1,999,551
	Series K095 Class A2
2,500,000	2.79%, 06/25/2029	2,685,509
	Series K100 Class A2
507,000	2.67%, 09/25/2029	540,162
	Series K104 Class A2
300,000	2.25%, 01/25/2030	309,973
	Series K729 Class AM
2,000,000	3.20%, 11/25/2024	2,163,177
	Federal National Mortgage Association
2,175	8.00%, 11/01/2022	2,197
218,544	3.50%, 02/01/2026	232,945
1,976,213	2.50%, 06/01/2028	2,065,106
29,826	6.00%, 01/01/2029	34,638
403,179	3.00%, 03/01/2029	428,443
338,054	3.50%, 04/01/2029	368,821
199,079	3.50%, 09/01/2029	215,640
514,932	3.50%, 08/01/2030	548,985
237,366	4.00%, 09/01/2030	256,897
756,112	3.00%, 10/01/2030	802,135
83,955	8.00%, 10/01/2030	96,291
1,064,233	3.00%, 02/01/2031	1,143,223
1,856,109	2.50%, 09/01/2031	1,931,360
442,670	2.00%, 10/01/2031	455,533
211,491	3.50%, 01/01/2032	226,216
171,748	3.50%, 02/01/2032	185,027
49,414	6.50%, 06/01/2032	56,281

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 660,733	3.00%, 08/01/2032	$ 697,988
54,486	6.50%, 08/01/2032	61,940
2,054,795	3.00%, 10/01/2032	2,170,033
371,332	3.00%, 11/01/2032	391,517
664,405	2.50%, 01/01/2033	692,868
713,477	3.00%, 02/01/2033	751,924
229,944	5.50%, 03/01/2033	267,046
33,582	5.00%, 09/01/2033	38,715
37,588	5.50%, 01/01/2034	42,857
263,523	4.00%, 02/01/2034	289,012
558,109	3.50%, 03/01/2034	594,468
162,025	5.50%, 03/01/2034	188,012
152,656	5.50%, 05/01/2034	178,499
451,975	2.50%, 09/01/2034	470,151
591,836	3.00%, 01/01/2035	624,919
41,511	5.50%, 02/01/2035	48,766
469,279	3.00%, 03/01/2035	494,459
678,792	3.00%, 04/01/2035	716,869
451,722	5.00%, 05/01/2035	524,326
1,542,018	2.50%, 06/01/2035	1,608,730
2,325,793	2.00%, 07/01/2035	2,392,559
8,996	5.00%, 07/01/2035	10,452
841,731	2.00%, 09/01/2035	864,580
96,456	5.00%, 09/01/2035	111,646
1,128,677	1.50%, 10/01/2035	1,134,476
98,279	5.00%, 10/01/2035	114,286
50,340	6.00%, 10/01/2035	58,652
81,369	5.50%, 11/01/2035	95,596
2,781,569	2.00%, 12/01/2035	2,857,074
589,270	2.50%, 01/01/2036	615,066
1,184,713	1.50%, 02/01/2036	1,190,804
662,344	3.50%, 04/01/2036	714,580
54,313	6.00%, 04/01/2036	62,978
6,988	6.50%, 08/01/2036	7,844
83,217	5.50%, 10/01/2036	96,994
55,127	5.50%, 11/01/2036	64,437
588,904	6.00%, 12/01/2036	698,901
1,373,978	3.00%, 01/01/2037	1,456,901
45,184	5.00%, 07/01/2037	52,155
252,046	5.50%, 08/01/2037	294,940
394,645	5.50%, 01/01/2038	463,334
182,307	6.00%, 03/01/2038	217,753
91,328	5.50%, 07/01/2038	107,332
81,424	2.50%, 05/01/2039	83,662
58,180	6.00%, 05/01/2039	69,477
460,544	4.50%, 08/01/2039	519,283
492,403	5.00%, 08/01/2039	572,987
405,493	5.00%, 12/01/2039	471,849
226,746	4.50%, 03/01/2040	255,672
1,169,686	2.50%, 05/01/2040	1,203,597
315,336	5.00%, 06/01/2040	361,081
255,466	4.50%, 08/01/2040	286,223
733,486	2.00%, 09/01/2040	742,113
507,171	4.50%, 09/01/2040	571,867
149,158	4.50%, 11/01/2040	168,190
210,631	5.00%, 11/01/2040	245,033
394,550	1.50%, 01/01/2041	389,071
719,434	2.00%, 02/01/2041	729,250
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,293,571	4.00%, 02/01/2041	$ 2,532,017
962,548	4.50%, 03/01/2041	1,077,444
642,482	5.00%, 05/01/2041	732,987
272,649	4.50%, 10/01/2041	307,382
848,309	3.50%, 12/01/2041	916,960
872,425	4.00%, 01/01/2042	962,531
1,844,169	3.00%, 09/01/2042	1,950,887
1,737,313	3.00%, 12/01/2042	1,837,923
1,200,563	3.00%, 02/01/2043	1,276,544
554,059	3.00%, 04/01/2043	590,147
1,133,813	3.50%, 04/01/2043	1,202,514
2,182,595	3.50%, 05/01/2043	2,372,461
256,068	4.00%, 07/01/2043	283,495
1,014,889	3.00%, 08/01/2043	1,079,024
610,331	3.50%, 08/01/2043	663,423
267,697	4.00%, 09/01/2043	296,339
651,635	3.50%, 08/01/2044	704,723
1,058,567	4.00%, 08/01/2044	1,175,717
328,495	4.00%, 06/01/2045	362,188
2,130,712	2.50%, 07/01/2045	2,188,508
872,487	3.50%, 11/01/2045	930,119
1,580,132	3.50%, 12/01/2045	1,695,615
2,517,143	3.50%, 02/01/2046	2,699,921
1,090,728	3.50%, 03/01/2046	1,164,902
2,425,451	3.00%, 06/01/2046	2,561,674
2,664,286	3.50%, 07/01/2046	2,850,445
581,602	2.50%, 10/01/2046	599,044
2,557,469	3.00%, 10/01/2046	2,697,046
551,065	4.00%, 10/01/2046	598,143
1,352,567	3.00%, 12/01/2046	1,421,997
667,884	3.50%, 12/01/2046	712,218
649,923	4.00%, 03/01/2047	703,064
742,086	4.00%, 06/01/2047	802,869
356,958	4.50%, 06/01/2047	391,897
671,757	4.00%, 07/01/2047	722,617
1,444,717	4.00%, 08/01/2047	1,558,534
2,090,182	4.00%, 10/01/2047	2,252,580
621,311	4.00%, 07/01/2049	675,846
2,151,636	4.50%, 07/01/2049	2,348,704
3,252,155	4.00%, 08/01/2049	3,488,925
700,627	3.00%, 09/01/2049	732,818
674,136	3.50%, 09/01/2049	711,803
1,627,149	4.50%, 10/01/2049	1,786,686
2,585,961	3.50%, 11/01/2049	2,775,514
2,528,644	3.00%, 12/01/2049	2,648,964
1,320,944	3.50%, 12/01/2049	1,420,306
1,891,271	3.00%, 01/01/2050	1,977,231
968,071	4.00%, 01/01/2050	1,049,256
5,013,031	3.00%, 03/01/2050	5,241,072
1,579,868	3.50%, 03/01/2050	1,679,013
1,056,098	3.00%, 04/01/2050	1,102,442
2,240,520	2.50%, 05/01/2050	2,301,294
1,116,338	3.50%, 05/01/2050	1,196,372
1,594,737	2.00%, 06/01/2050	1,592,836
787,298	4.00%, 06/01/2050	855,618
364,276	4.50%, 06/01/2050	397,976
616,302	2.50%, 07/01/2050	633,019
374,162	4.00%, 07/01/2050	406,631

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 5,226,024	2.00%, 08/01/2050	$ 5,222,472
3,797,851	2.50%, 08/01/2050	3,900,868
7,175,832	2.50%, 09/01/2050	7,370,475
1,996,787	3.00%, 09/01/2050	2,085,805
3,105,296	2.50%, 10/01/2050	3,193,867
3,424,618	1.50%, 11/01/2050	3,311,300
3,416,353	2.00%, 11/01/2050	3,412,280
984,227	2.50%, 11/01/2050	1,011,892
194,514	4.00%, 12/01/2050	208,715
14,844,399	2.00%, 01/01/2051	14,826,815
4,173,268	2.00%, 02/01/2051	4,168,292
2,254,525	2.50%, 02/01/2051	2,315,679
373,894	2.50%, 03/01/2051	384,035
725,000	1.50%, 04/01/2051	700,973
	Federal National Mortgage Association Alternative Credit Enhancement Security(d)
	Series 2017-M4 Class A2
1,161,511	2.59%, 12/25/2026	1,239,410
	Series 2018-M12 Class A2
350,000	3.64%, 08/25/2030	400,182
	Government National Mortgage Association
3,382	7.00%, 07/15/2025	3,580
3,008	7.50%, 12/15/2025	3,054
64,257	3.50%, 02/15/2026	68,614
422,908	3.00%, 06/20/2027	445,754
149,675	5.00%, 11/15/2033	174,179
27,637	5.50%, 12/15/2035	32,547
37,153	5.00%, 12/20/2035	42,478
71,485	6.00%, 01/20/2036	84,181
85,194	5.50%, 02/20/2036	99,807
479,169	5.00%, 06/15/2039	556,056
283,157	4.50%, 01/20/2040	316,958
174,794	4.00%, 05/20/2040	193,926
142,803	4.50%, 07/20/2040	160,131
135,217	4.50%, 09/20/2040	151,655
528,666	4.00%, 10/15/2040	585,349
278,302	4.00%, 09/15/2041	306,594
54,101	4.50%, 12/20/2041	61,734
765,630	3.50%, 06/20/2042	830,483
897,726	3.50%, 08/15/2042	968,303
1,010,087	2.50%, 12/20/2042	1,053,766
300,252	3.00%, 02/15/2043	315,538
1,247,621	3.50%, 02/20/2043	1,357,971
3,640,981	3.50%, 06/20/2044	3,943,171
1,327,775	3.50%, 10/20/2044	1,434,231
1,069,224	4.50%, 11/20/2044	1,198,872
1,684,475	3.00%, 01/20/2046	1,783,863
1,051,010	3.50%, 02/20/2046	1,122,917
338,511	4.00%, 03/20/2046	371,988
908,237	3.50%, 05/20/2046	975,714
1,328,073	3.00%, 08/20/2046	1,406,592
3,967,601	3.00%, 09/20/2046	4,216,062
635,627	3.50%, 09/20/2046	679,740
1,188,493	3.50%, 10/20/2046	1,271,619
5,193,674	3.00%, 12/20/2046	5,483,812
5,784,450	3.00%, 01/20/2047	6,082,104
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,038,506	3.50%, 04/20/2047	$ 1,105,707
1,408,231	3.50%, 08/20/2047	1,499,544
794,564	4.50%, 11/15/2047	887,574
1,873,239	4.00%, 01/20/2048	2,023,424
220,779	4.50%, 02/20/2048	239,050
441,428	5.00%, 11/20/2048	483,522
4,871,771	4.00%, 05/20/2049	5,312,995
2,105,270	4.50%, 06/20/2049	2,277,992
332,545	2.50%, 08/20/2049	343,211
425,640	5.00%, 11/20/2049	465,660
934,560	2.50%, 02/20/2050	964,664
4,474,847	3.50%, 04/20/2050	4,725,696
983,006	4.00%, 04/20/2050	1,049,455
2,375,418	2.50%, 06/20/2050	2,452,253
1,414,350	3.00%, 06/20/2050	1,474,215
913,173	4.00%, 06/20/2050	974,762
7,285,170	2.50%, 08/20/2050	7,521,241
2,977,994	3.00%, 08/20/2050	3,104,147
1,508,351	3.50%, 09/20/2050	1,595,684
2,012,264	2.00%, 10/20/2050	2,032,473
2,453,390	2.50%, 10/20/2050	2,533,157
4,556,918	2.00%, 12/20/2050	4,602,745
1,733,116	2.50%, 12/20/2050	1,789,765
2,343,929	2.00%, 02/20/2051	2,368,417
2,250,000	2.00%, 03/20/2051	2,273,960
		407,816,643
TOTAL MORTGAGE-BACKED SECURITIES — 29.52% (Cost $422,538,489)		$425,338,172
MUNICIPAL BONDS AND NOTES
1,000,000	City of Houston TX Combined Utility System Revenue 3.83%, 05/15/2028	1,126,157
105,000	Energy Northwest 2.81%, 07/01/2024	108,578
1,250,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	1,662,450
2,000,000	Port of Morrow OR 2.99%, 09/01/2036	2,099,025
600,000	State of Illinois 5.10%, 06/01/2033	675,518
1,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	1,163,726
TOTAL MUNICIPAL BONDS AND NOTES — 0.48% (Cost $6,128,004)		$6,835,454
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Banks Funding Corp
1,000,000	0.25%, 05/06/2022	1,001,320

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$ 1,000,000	0.23%, 01/19/2024	$ 995,282
	Federal Home Loan Bank
600,000	5.75%, 06/12/2026	744,616
2,000,000	3.25%, 11/16/2028(c)	2,251,111
	Federal Home Loan Mortgage Corp
4,500,000	1.50%, 02/12/2025	4,651,911
2,000,000	0.38%, 09/23/2025	1,963,726
6,000,000	Federal National Mortgage Association 2.13%, 04/24/2026	6,344,432
1,750,000	Tennessee Valley Authority 1.88%, 08/15/2022	1,790,644
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.37% (Cost $19,585,872)		$19,743,042
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
11,500,000	1.88%, 05/31/2022	11,737,187
11,000,000	2.13%, 06/30/2022	11,275,859
13,000,000	2.00%, 07/31/2022	13,326,523
13,700,000	1.63%, 08/15/2022	13,982,027
12,400,000	1.75%, 09/30/2022	12,699,344
12,500,000	1.63%, 11/15/2022	12,799,316
6,500,000	2.13%, 12/31/2022	6,723,184
8,000,000	1.75%, 01/31/2023	8,232,500
12,000,000	1.50%, 02/28/2023	12,305,625
12,500,000	1.50%, 03/31/2023	12,832,031
6,000,000	1.75%, 05/15/2023	6,197,344
8,500,000	1.38%, 06/30/2023	8,723,125
16,500,000	0.13%, 07/15/2023(c)	16,467,774
11,000,000	1.25%, 07/31/2023	11,264,687
7,000,000	2.50%, 08/15/2023	7,378,711
8,000,000	1.38%, 09/30/2023	8,226,562
13,000,000	0.13%, 10/15/2023	12,957,344
3,500,000	2.75%, 11/15/2023	3,727,227
6,000,000	2.25%, 01/31/2024	6,327,188
7,000,000	0.13%, 02/15/2024(c)	6,962,266
8,000,000	2.13%, 02/29/2024	8,414,375
6,500,000	2.50%, 05/15/2024	6,927,578
9,500,000	2.38%, 08/15/2024	10,110,449
5,000,000	1.50%, 09/30/2024	5,172,266
5,250,000	2.25%, 11/15/2024	5,571,357
4,000,000	1.50%, 11/30/2024	4,135,938
9,000,000	1.38%, 01/31/2025	9,260,156
6,500,000	2.00%, 02/15/2025	6,846,074
7,500,000	2.13%, 05/15/2025	7,938,867
13,000,000	0.25%, 05/31/2025	12,752,187
13,000,000	0.25%, 06/30/2025	12,736,953
6,000,000	2.25%, 11/15/2025	6,389,297
13,000,000	0.38%, 11/30/2025	12,716,133
5,500,000	1.63%, 02/15/2026	5,687,773
4,000,000	0.50%, 02/28/2026(c)	3,921,875
7,000,000	2.00%, 11/15/2026	7,344,531
8,000,000	0.63%, 03/31/2027	7,734,688
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$11,000,000	0.50%, 04/30/2027	$ 10,535,078
2,500,000	2.38%, 05/15/2027	2,671,973
12,500,000	0.50%, 06/30/2027	11,929,199
1,000,000	2.25%, 08/15/2027	1,059,883
5,000,000	0.38%, 09/30/2027	4,705,273
7,000,000	0.63%, 12/31/2027	6,665,586
6,000,000	2.75%, 02/15/2028	6,544,453
3,000,000	1.13%, 02/29/2028(c)	2,947,500
9,500,000	2.88%, 05/15/2028	10,442,949
1,500,000	3.13%, 11/15/2028	1,677,480
3,500,000	2.63%, 02/15/2029	3,785,742
500,000	2.38%, 05/15/2029	531,328
2,500,000	1.63%, 08/15/2029	2,508,887
1,000,000	1.75%, 11/15/2029	1,011,836
8,000,000	0.63%, 05/15/2030	7,280,000
7,000,000	0.63%, 08/15/2030(c)	6,343,750
5,000,000	0.88%, 11/15/2030(c)	4,624,219
8,500,000	1.13%, 02/15/2031(c)	8,031,172
8,500,000	1.13%, 05/15/2040	6,935,469
11,000,000	1.13%, 08/15/2040	8,944,375
5,000,000	1.38%, 11/15/2040	4,253,125
4,000,000	1.88%, 02/15/2041(c)	3,724,375
1,000,000	3.38%, 05/15/2044	1,183,828
4,000,000	3.13%, 08/15/2044	4,551,875
5,000,000	3.00%, 11/15/2044	5,574,219
13,000,000	2.50%, 02/15/2045	13,271,172
11,500,000	2.50%, 02/15/2046	11,721,016
4,500,000	3.00%, 02/15/2047	5,036,484
7,000,000	2.75%, 11/15/2047	7,484,258
1,000,000	3.00%, 02/15/2048	1,120,977
1,500,000	2.00%, 02/15/2050	1,371,738
15,250,000	1.25%, 05/15/2050	11,508,389
9,000,000	1.38%, 08/15/2050	7,022,813
10,000,000	1.63%, 11/15/2050(c)	8,332,813
1,000,000	1.88%, 02/15/2051	887,500
TOTAL U.S. TREASURY BONDS AND NOTES — 37.06% (Cost $536,720,597)		$534,027,055
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
7,593,000	Blackrock FedFund Institutional Class(e), 0.01%(f)	7,593,000
14,579,000	Goldman Sachs Financial Square Government Fund Institutional Class(e), 0.03%(f)	14,579,000
14,791,000	Invesco Government & Agency Portfolio Institutional Class(e), 0.03%(f)	14,791,000

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
2,989,000	JPMorgan U.S. Government Money Market Fund Capital Shares(e), 0.04%(f)	$ 2,989,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.77% (Cost $39,952,000)		$39,952,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.69%
$ 4,600,000	Repurchase agreement (principal amount/value $4,600,000 with a maturity value of $4,600,000 with Daiwa Capital Markets America Inc, 0.01%, dated 3/31/21 to be repurchased at $4,600,000 on 4/1/21 collateralized by a U.S. Treasury security, 0.13%, 3/31/23, with a value of $4,692,006.	4,600,000
5,619,427	Undivided interest of 12.88% in a repurchase agreement (principal amount/value $43,402,117 with a maturity value of $43,402,129) with RBC Capital Markets Corp, 0.01%, dated 3/31/21 to be repurchased at $5,619,427 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 5/6/21 - 3/1/51, with a value of $44,270,160.(e)	5,619,427
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$14,194,863	Undivided interest of 28.20% in a repurchase agreement (principal amount/value $50,338,467 with a maturity value of $50,338,481) with Credit Agricole Securities (USA) Inc., 0.01%, dated 3/31/21 to be repurchased at $14,194,863 on 4/1/21 collateralized by various U.S. Government Agency securities, 2.00% - 2.50%, 1/1/51 - 2/1/51, with a value of $51,345,236.(e)	$ 14,194,863
TOTAL SHORT TERM INVESTMENTS — 1.69% (Cost $24,414,290)		$24,414,290
TOTAL INVESTMENTS — 103.86% (Cost $1,481,530,648)		$1,496,594,444
OTHER ASSETS & LIABILITIES, NET — (3.86)%		$(55,671,687)
TOTAL NET ASSETS — 100.00%		$1,440,922,757

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2021.
(c)	All or a portion of the security is on loan at March 31, 2021.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of March 31, 2021.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2021, all of the Fund’s investments are valued using Level 2 inputs, except for the Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

March 31, 2021

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2021